Summary of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 50,706	$ 24,876	$ 11,570	$ 2,348
Less: accumulated depreciation	(11,620)	(4,181)	(2,103)	(650)
Total property and equipment, net	39,086	20,695	9,467	1,698
Computer Equipment And Software
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	41,919	16,586	6,562	1,752
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	3,017	1,755	1,230	192
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	815	2,795	2,747	106
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 4,955	$ 3,740	$ 1,031	$ 298